UNSECURED DEBT AND RELATED DERIVATIVES - 2030 debentures (Details) $ in Thousands, $ in Millions	Dec. 18, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,991,651	$ 2,434,136
2030 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 500.0	$ 500,000	$ 500,000
Interest receipt rate	2.378%
Deferred financing costs	$ 3.0
Redemption percentage	100.00%
Redemption spread	3950.00%
Redemption period of debentures	3 months